Equity	12 Months Ended
Dec. 31, 2018
Equity
EQUITY

NOTE 17:-	EQUITY

a.	Composition of share capital:

	December 31, 2018		December 31, 2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.1 par value each	300,000,000	140,252,374	300,000,000	139,885,534

Capital consolidation:

On January 1, 2014, the shareholders approved to consolidate the authorized share capital and the issued and outstanding share capital such that 10 ordinary shares of NIS 0.01 par value each in the authorized share capital and the issued and outstanding share capital of the Company were consolidated into one Ordinary share of the Company of NIS 0.1 par value. The number of the outstanding share options was adjusted accordingly.

On December 12, 2016, the general meeting of the Company's shareholders approved an increase of the Company's authorized share capital to 300,000,000 ordinary shares.

Description of American Depositary Shares ("ADSs"):

The Bank of New York Mellon, as depositary, will register and deliver ADSs. Each ADS represents forty (40) ordinary shares [or the right to receive forty (40) ordinary share] deposited with the principal Tel Aviv office of Bank HaPoalim, as custodian for the depositary. Each ADS will also represent any other securities, cash or other property which may be held by the depositary.

b.	Changes in share capital:

Issued and outstanding share capital:

	Number of ordinary shares	NIS par value

Balance at January 1, 2018	139,885,534	13,988,553

Issuance of share capital	366,840	36,684

Balance at December 31, 2018	140,252,374	14,025,237

c.	Rights attached to shares:

Voting rights at the shareholders meeting, right to dividends, rights upon liquidation of the

Company and right to nominate the directors in the Company.

d.	Capital management in the Company:

The Company's capital management objectives are to preserve the Company's ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties. The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.

e.	Issuance of shares:

1.	On March 6, 2017, as part of a private placement, the Company issued to a private investor (the "Investor") 5,357,143 ordinary shares, at a price per share of NIS 0.70 (approximately USD 0.19). Pursuant to the agreement, in the event that the Company raises additional funds by means of private placements (excluding public offerings) upon less favorable terms relating to the price per share, then the Company would be required to issue to the Investor, for no additional consideration, such number of ordinary shares reflecting the difference between the new price per share and the price per share actually paid by the Investor. In addition, in the event that the Company raises additional funds by means of a public offering of its ordinary shares of ADSs upon less favorable terms relating to the price per share, then immediately following the closing of such public offering, the Company would be required to pay the Investor an amount, calculated as the number of his purchased shares (5,357,143 ordinary shares) multiplied by the difference between NIS 0.70 and the future public offering price per share. Pursuant to the Company's sole discretion, the Company may choose to pay this sum in cash and/or in ordinary shares (at a price per share of such public offering). In addition, the Investor is entitled to preemptive rights to participate in the Company's future private placements upon the same terms offered to future investors, on a pro-rata basis to his holdings. Since the Company has issued ADSs in the IPO which took place in March 2017 at a public offering price of USD 6.00 per ADS, which is less than USD 7.71 per ADS (approximately USD 0.19 per ordinary shares), the Company issued the Investor an additional 1,529,910 ordinary shares. These issuances had no impact on the Company's Profit or Loss for the year ended on December 31, 2017.

2.	On March 27, 2017, the Company announced the closing of its IPO in the United States. The offering included 2,000,000 ADSs. Each ADS, representing 40 ordinary shares of the Company, was issued at a price of USD 6.00. The gross proceeds from this offering were USD 12 million, prior to deducting underwriting discounts, commissions and other offering expenses of approximately USD 1.7 million. The Company granted the underwriters a 45-day option to purchase up to an additional 300,000 ADSs to cover over-allotments ("Green Shoe"), if any. The underwriters decided to exercise their Green Shoe option and invested another USD 1.8 million in the Company, prior to deducting underwriting discounts of approximately USD 0.1 million.

3.	Further to the matter discussed in Note 13c, on November 23, 2018, the Company issued to Yorkville 9,171 ADSs (equivalent to 366,840 ordinary shares).

f.	Share options:

1.	Further to the matter discussed in Note 16c, on May 16, 2016, after obtaining the TASE approval and as part of the conditions of the license agreement with Dekel, which became effective on August 19, 2016, and in order to fulfill the contingent liability of the Company to Dekel under the license agreement, the Company issued to Dekel 200,000 ordinary shares associated with the advance payment according to the license agreement.

2.	Further to the description in Note 16c, on August 18 and 19, 2016, the Company received exercise notices for the exercise of 5,390,986 share options which were held by Dekel, under the license agreement signed with Dekel, to purchase 5,390,986 ordinary shares, out of which Dekel exercised 993,846 share options, while the remaining were exercised by third parties, to which, to the best of the Company's knowledge, Dekel sold its share options. The consideration from the exercise of the share options by Dekel and by third parties was NIS 3.5 million. The remaining share options held by Dekel expired on August 20, 2016, according to their original terms.